Loss Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Anti-dilutive effect attributable to outstanding stock-based compensation	3.9	5.7	6.1